Contingencies (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014
Contingencies [Abstract]
Claims pertaining to damages to nonregistration of shares			$ 450,000
Damage related to PDR's actions		929,000
Loss pertaining to Mr. Milton Wilpon for Litigation settlement	1,000,000	929,000
Contingent Liabilities related to audit fees in percentage		10.00%
Damage related to LDM' s breach of the agreement.	$ 1,000,000